Offerings	Aug. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 120,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,675.58
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. This amount includes 1,575,000 units that consist of 1,575,000 Class A ordinary shares, 1,575,000 redeemable warrants and 12,075,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required. The registrant previously registered and paid for 12,075,000 units (including 1,575,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share, one redeemable public warrant to purchase one Class A ordinary share and one right to receive one-quarter (1/4) Class A ordinary share upon the consummation of an initial business combination.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g). An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g). An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 138,862,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,176.91
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to receive one-quarter (1) of a Class A ordinary share upon the consummation of an initial business combination included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g). An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon the exercise of the rights included as part of the units
Amount Registered | shares	3,018,750
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 30,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,168.89
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.